UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
  (Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI  53202

 (Name and address of agent for service)

(414) 765-5346
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: September 30, 2018

Item 1. Reports to Stockholders.

Annual Report
September 30, 2018

Premise Capital Frontier
Advantage Diversified Tactical ETF
Ticker: TCTL

Premise Capital Frontier Advantage Diversified Tactical ETF

Premise Capital Frontier Advantage Diversified Tactical ETF

Letter to Shareholders
September 30, 2018 (Unaudited)

Dear Shareholder,

The Premise Capital team is pleased to provide you with the Premise Capital Frontier Advantage Diversified Tactical ETF (herein as “TCTL” or the “Fund”) annual report, dated September 30th, 2018.  TCTL launched on October 27, 2016. The information in this letter relates to TCTL’s fiscal period of October 1, 2017 through September 30, 2018 (the “Period”).

TCTL’s performance for the Period was 8.33% measured in the market price of TCTL and 8.39% measured in net asset value (“NAV”). By comparison, TCTL’s benchmark, the Dow Jones Moderate Total Return Index (“DJ Moderate”), returned 6.73% for the Period. The performance of the Premise Capital Frontier Advantage Diversified Tactical Index (the “Index”) was 9.24% over the Period.

This performance period was marked by rebounding domestic equities and relatively flat but volatile fixed income markets.  While there was broad based growth experienced in the domestic equity markets, the international equity markets experienced continued declines.  As dictated by the Index, TCTL lowered its exposure to developed international and emerging market equities throughout the 2nd quarter of 2018 and moderately lowered its equity to fixed income ratio. The overall equity exposure and the reduction of non-US equities during the performance period led to an outperformance of TCTL when compared to the DJ Moderate Index due to the outperformance of domestic equities vs fixed income and non-US equities for the period.

During the 1st quarter of 2018, TCTL lowered its management fee from 0.85% to 0.75% as part of Premise Capital’s commitment to fee conscious investing.

The Premise Capital team is honored to continue serving your investment objectives and thanks you for your continued trust in TCTL.

Britton Reynolds,
Portfolio Manager

Premise Capital Frontier Advantage Diversified Tactical ETF
Letter to Shareholders
September 30, 2018 (Unaudited) (Continued)

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Must be preceded or accompanied by a current prospectus.

Past performance is no guarantee of future results.

Premise Capital Frontier Advantage Diversified Tactical Index: The Index consists of an investible portfolio of ETFs (“Underlying ETFs”) with exposure to major U.S. and non-U.S. asset classes. The weighting of each Underlying ETF is adjusted to (i) reduce exposure to individual asset classes determined to be in a downward trend (the “Trend Adjustment”) and (ii) reduce overall exposure to equity asset classes (and increase exposure to fixed income asset classes) as the aggregate size of equity asset classes determined to be in a downward trend grows (the “Risk Adjustment”).

Investing involves risk, including the possible loss of principal. The Fund is new with limited operating history. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Investments in the Fund include risks associated with small- and mid-cap securities, foreign and emerging market securities, fixed income and high yield securities, REIT securities, ETF investment risk, model risk and tracking error. Please refer to the prospectus for additional information about the risks of investing in the Fund.

Dow Jones Moderate Portfolio Index: The Dow Jones Moderate Portfolio Index is a member of the Relative Risk Index Series and designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent an investor’s desired risk profile. The Dow Jones Moderate Portfolio Index risk level is set to 60% of the Dow Jones Global Stock CMAC Index’s downside risk (past 36 months).

Fund holdings are subject to change and are not a recommendation to buy or sell any security. For a complete listing of the Fund’s holdings please view the Schedule of Investments on page 5.

Premise Capital Frontier Advantage Diversified Tactical Index is distributed by Quasar Distributors, LLC. Premise Capital, LLC is the index provider of the Fund.

One may not directly invest in an index.

Premise Capital Frontier Advantage Diversified Tactical ETF

PERFORMANCE SUMMARY (Unaudited)

Growth of $10,000

		Since
Average Annual Returns		Inception
Year Ending September 30, 2018	1 Year	(10/27/2016)
Premise Capital Frontier Advantage
Diversified Tactical ETF – NAV	8.39%	12.88%
Premise Capital Frontier Advantage
Diversified Tactical ETF – Market	8.33%	12.87%
Premise Capital Frontier Advantage
Diversified Tactical Index	9.24%	13.84%
Dow Jones Moderate Portfolio Index	6.73%	9.84%

This chart illustrates the performance of a hypothetical $10,000 investment made on October 27, 2016 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

Premise Capital Frontier Advantage Diversified Tactical ETF

PORTFOLIO ALLOCATION
As of September 30, 2018 (Unaudited)

Percentage of
Sector	Net Assets
Finance and Insurance	90.9%
Other Assets in Excess of Liabilities	8.8
Short-Term Investments	0.3
Total	100.0%


To the extent that the Fund invests more heavily in underlying investment companies of certain sectors or strategies, its performance will be especially sensitive to developments that significantly affect those sectors or strategies.

Premise Capital Frontier Advantage Diversified Tactical ETF

SCHEDULE OF INVESTMENTS
September 30, 2018

Shares	Security Description	Value
	EXCHANGE TRADED FUNDS – 90.9%

	Finance and Insurance – 90.9%
8,912	iShares Core MSCI EAFE ETF	$571,081
3,650	iShares Core MSCI Emerging Markets ETF	188,997
39,445	iShares Core S&P Small-Cap ETF	3,441,182
25,394	iShares Core U.S. Aggregate Bond ETF	2,679,575
8,592	iShares TIPS Bond ETF	950,447
62,962	Schwab U.S. REIT ETF	2,627,404
55,510	SPDR S&P 500 ETF Trust+	16,137,867
30,536	SPDR S&P International Small Cap ETF	1,049,217
8,889	SPDR S&P MidCap 400 ETF Trust	3,266,352
28,850	Xtrackers USD High Yield Corporate Bond ETF	1,438,461

	TOTAL EXCHANGE TRADED FUNDS (Cost $30,109,168)	32,350,583

	SHORT-TERM INVESTMENTS – 0.3%
116,020	Fidelity Investments Money Market Funds –
	Government Portfolio, Class I, 1.95%*	116,020
	TOTAL SHORT-TERM INVESTMENTS (Cost $116,020)	116,020
	TOTAL INVESTMENTS – 91.2% (Cost $30,225,188)	32,466,603
	Other Assets in Excess of Liabilities – 8.8%	3,143,046
	NET ASSETS – 100.0%	$35,609,649

Percentages are stated as a percent of net assets.

To the extent that the Fund invests more heavily in underlying investment companies of certain sectors or strategies, its performance will be especially sensitive to developments that significantly affect those sectors or strategies.

+
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov

*	Rate shown is the annualized seven-day yield as of September 30, 2018.

The accompanying notes are an integral part of these financial statements.

Premise Capital Frontier Advantage Diversified Tactical ETF

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2018

ASSETS
Investments in securities, at value (Cost $30,225,188)	$32,466,603
Receivable for securities sold	5,251,294
Dividends and interest receivable	93,585
Total assets	37,811,482

LIABILITIES
Payable for securities purchased	2,180,556
Management fees payable	21,277
Total liabilities	2,201,833

NET ASSETS	$35,609,649

Net assets consist of:
Paid-in capital	$33,543,507
Total distributable earnings/(accumulated deficit)	2,066,142
Net assets	$35,609,649

Net asset value:
Net assets	$35,609,649
Shares outstanding^	1,150,000
Net asset value, offering and redemption price per share	$30.96

^  No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Premise Capital Frontier Advantage Diversified Tactical ETF

STATEMENT OF OPERATIONS
For the Year Ended September 30, 2018

INCOME
Dividends	$572,175
Interest	1,591
Total investment income	573,766

EXPENSES
Management fees+	193,675
Total expenses	193,675
Net investment income (loss)	380,091

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	327,410
Long-term capital gain distributions
from regulated investment companies	9,120
Change in unrealized appreciation (depreciation) on investments	1,148,065
Net realized and unrealized gain (loss) on investments	1,484,595
Net increase (decrease) in net assets
resulting from operations	$1,864,686

+  See Note 3 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Premise Capital Frontier Advantage Diversified Tactical ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period Ended
	September 30, 2018	September 30, 2017*
OPERATIONS
Net investment income (loss)	$380,091	$126,698
Net realized gain (loss) on investments	336,530	(21,239)
Change in unrealized appreciation
(depreciation) of investments	1,148,065	1,093,350
Net increase (decrease) in net
assets resulting from operations	1,864,686	1,198,809

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders	(261,258)	(31,408	)**
Total distributions to shareholders	(261,258)	(31,408)

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	25,383,880	13,306,765
Payments for shares redeemed	(5,851,825)	—
Net increase (decrease) in net
assets derived from capital
share transactions (a)	19,532,055	13,306,765
Net increase (decrease) in net assets	$21,135,483	$14,474,166

NET ASSETS
Beginning of year/period	$14,474,166	$—
End of year/period	$35,609,649	$14,474,166	***

(a)	A summary of capital share transactions is as follows:

	Year Ended	Period Ended
	September 30, 2018	September 30, 2017*
	Shares	Shares
Subscriptions	850,000	500,000
Redemptions	(200,000)	—
Net increase (decrease)	650,000	500,000

*	The Fund commenced operations on October 27, 2016. The information presented is for the period from October 27, 2016 to September 30, 2017.
**	Distribution is derived entirely from net investment income for the Fund.
***	Includes accumulated undistributed net investment income of $95,290.

The accompanying notes are an integral part of these financial statements.

Premise Capital Frontier Advantage Diversified Tactical ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	Year Ended		Period Ended
	September 30, 2018		September 30, 2017(1)
Net asset value,
beginning of year/period	$28.95		$25.00
INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment income (loss)(2)(6)	0.46		0.41
Net realized and unrealized
gain (loss) on investments	1.95		3.70
Total from investment operations	2.41		4.11

DISTRIBUTIONS TO SHAREHOLDER:
Distributions from:
Net investment income	(0.40)		(0.16)
Total distributions	(0.40)		(0.16)

Net asset value, end of year/period	$30.96		$28.95

Total return	8.39%		16.50	%(3)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$35,610		$14,474

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets(4)	0.77	%(6)	0.85	%(5)
Net investment income (loss)
to average net assets(7)	1.52%		1.61	%(5)

Portfolio Turnover Rate(8)	195%		69	%(3)

(1)	Commencement of operations on October 27, 2016.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Does not include expenses of the investment companies in which the Fund invests.
(5)	Annualized.
(6)	Effective January 31, 2018 the Adviser reduced its management fee from 0.85% to 0.75%. See Note 3 in Notes to Financial Statements.
(7)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investments companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies in which the Fund invests.

(8)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Premise Capital Frontier Advantage Diversified Tactical ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2018

NOTE 1 – ORGANIZATION

Premise Capital Frontier Advantage Diversified Tactical ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is a “fund of funds” that seeks to track the performance, before fees and expenses, of the Premise Capital Frontier Advantage Diversified Tactical Index (the “Index”). The Fund commenced operations on October 27, 2016.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with the United States of America generally accepted accounting principles (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share. Short-term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Premise Capital Frontier Advantage Diversified Tactical ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Continued)

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Premise Capital Frontier Advantage Diversified Tactical ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018:

Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$32,350,583	$—	$—	$32,350,583
Short-Term Investments	116,020	—	—	116,020
Total Investments
in Securities	$32,466,603	$—	$—	$32,466,603

^ See Schedule of Investments for breakout of investments by sector.

For the year ended September 30, 2018 the Fund did not recognize any transfers to or from Level 3.

B.
Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the most recently completed fiscal year ended September 30, 2018, the Fund did not incur any interest or penalties.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

Premise Capital Frontier Advantage Diversified Tactical ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Continued)

D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gain on securities are declared and paid by the Fund on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for creation units of the Fund is equal to the Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to differing book and tax treatments for in-kind transactions. For the year ended September, 30, 2018, the following table shows the reclassifications made:

Distributable	Paid-In
Earnings	Capital
$(704,687)	$704,687

During the year ended September 30, 2018, the Fund realized $704,687 in net capital gains resulting from in-kind redemptions in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings/(accumulated deficit).

Premise Capital Frontier Advantage Diversified Tactical ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Continued)

I.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to September 30, 2018, that materially impacted the amounts or disclosures in the Fund’s financial statements.

J.
New Accounting Pronouncements and Other Matters. In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated ASU 2018-13 and has adopted the disclosure framework.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Premise Capital, LLC. (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser also arranges for the transfer agency, custody, fund administration, and accounting, and other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. Effective January 31, 2018, for services provided to the Fund, the Fund pays the Adviser an annual rate of 0.75% based on the Fund’s average daily net assets. Prior to January 31, 2018, the Adviser’s management fee was an annual rate of 0.85% based on the Fund’s average daily net assets.

Premise Capital Frontier Advantage Diversified Tactical ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Continued)

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or “Administrator”) acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Fund’s Custodian, transfer agent, and  fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the year ended September 30, 2018, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $48,565,814 and $51,460,555, respectively.

During the year ended September 30, 2018, there were no purchases or sales of U.S. Government securities.

During the year ended September 30, 2018, in-kind transactions associated with creations were $25,189,660 and redemptions were $5,791,742.

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings/(accumulated deficit) and cost basis of investment for federal income tax purposes at September 30, 2018 were as follows:

Tax cost of investments	$30,365,343
Gross tax unrealized appreciation	$2,313,045
Gross tax unrealized depreciation	(211,785)
Total unrealized appreciation/(depreciation)	2,101,260
Undistributed ordinary income	214,123
Undistributed long-term capital gains/(losses)	—
Total accumulated gain/(loss)	214,123
Other accumulated gain/(loss)	(249,241)
Total distributable earnings/(accumulated deficit)	$2,066,142

Premise Capital Frontier Advantage Diversified Tactical ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Continued)

The difference between the cost basis for financial statement and federal income tax purposes is due primarily to timing differences in recognizing wash sale losses in security transactions.

As of September 30, 2018, the Fund deferred, on a tax-basis, no late-year losses and no post-October capital losses.

As of September 30, 2018, the Fund had a short-term capital loss carryforward of $249,241. This amount does not have an expiration date.

During the period ended September 30, 2018 and September 30, 2017, the Fund distributed $261,258 and $31,408, respectively, which was characterized as ordinary income.

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.”  Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day.  Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $250, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in the capital shares transactions section of the Statement of Changes in Net Assets. There were

Premise Capital Frontier Advantage Diversified Tactical ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Continued)

no variable fees received during the period. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Fund have equal rights and privileges.

NOTE 7 – PRINCIPAL RISK

Sector Risk. To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Investment Company Risk. The risks of investment in investment companies, such as ETFs, typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Fund may be subject to statutory limits with respect to the amount it can invest in other ETFs, which may adversely affect the Fund’s ability to achieve its investment objective. Investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.

Premise Capital Frontier Advantage Diversified Tactical ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Premise Capital Frontier Advantage Diversified Tactical ETF and Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Premise Capital Frontier Advantage Diversified Tactical ETF (the “Fund”), a series of ETF Series Solutions, as of September 30, 2018, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two periods in the period then ended, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2018, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and confirmation of securities owned as of September 30, 2018, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2016.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
November 27, 2018

Premise Capital Frontier Advantage Diversified Tactical ETF

TRUSTEES AND OFFICERS
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

				Number of	Other
		Term of		Portfolios	Directorships
		Office and		in Fund	Held by
Name	Position	Length of		Complex	Trustee
and Year	Held with	Time	Principal Occupation(s)	Overseen	During Past
of Birth	the Trust	Served	During Past 5 Years	by Trustee	5 Years
Independent Trustees

Leonard M. Rush, CPA	Lead	Indefinite	Retired; formerly Chief	41	Independent
Born: 1946	Indepen-	term;	Financial Officer,		Trustee,
	dent	since	Robert W. Baird & Co.		Managed
	Trustee	2012	Incorporated (wealth		Portfolio
	and		management firm)		Series (38
	Audit		(2000–2011).		portfolios).
Committee
Chairman

David A. Massart	Trustee	Indefinite	Co-Founder, President,	41	Independent
Born: 1967		term;	and Chief Investment		Trustee,
		since	Strategist, Next Generation		Managed
		2012	Wealth Management, Inc.		Portfolio
			(since 2005).		Series (38
portfolios).

Janet D. Olsen	Trustee	Indefinite	Retired; formerly Managing	41	Independent
Born: 1956		term;	Director and General		Trustee, PPM
		since	Counsel, Artisan Partners		Funds (9
		2018	Limited Partnership		portfolios)
			(investment adviser)		(since 2018).
(2000–2013); Executive Vice
President and General Counsel,
Artisan Partners Asset
Management Inc. (2012–2013);
Vice President and General
Counsel, Artisan Funds, Inc.
(investment company)
(2001–2012).

Interested Trustee

Michael A. Castino	Trustee	Indefinite	Senior Vice President,	41	None
Born: 1967	and	term;	U.S. Bancorp Fund Services,
	Chairman	Trustee	LLC (since 2013); Managing
		since	Director of Index Services,
		2014;	Zacks Investment Management
		Chairman	(2011–2013).
since
2013

Premise Capital Frontier Advantage Diversified Tactical ETF
TRUSTEES AND OFFICERS
(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Term of
Office and
Name	Position(s)	Length of
and Year	Held with	Time
of Birth	the Trust	Served	Principal Occupation(s) During Past 5 Years
Paul R. Fearday, CPA	President	Indefinite	Senior Vice President, U.S. Bancorp Fund Services, LLC
Born: 1979	and	term;	(since 2008); Manager, PricewaterhouseCoopers LLP
	Assistant	President	(accounting firm) (2002–2008).
	Treasurer	and
Assistant
Treasurer
since 2014
(other roles
since 2013)

Michael D. Barolsky, Esq.	Vice	Indefinite	Vice President, U.S. Bancorp Fund Services, LLC (since
Born: 1981	President	term;	2012); Associate, Thompson Hine LLP (law firm)
	and	since 2014	(2008–2012).
	Secretary	(other roles
since 2013)

James R. Butz	Chief	Indefinite	Senior Vice President, U.S. Bancorp Fund Services, LLC
Born: 1982	Compliance	term;	(since 2015); Vice President, U.S. Bancorp Fund
	Officer	since 2015	Services, LLC (2014–2015); Assistant Vice President,
U.S. Bancorp Fund Services, LLC (2011–2014).

Kristen M. Weitzel, CPA	Treasurer	Indefinite	Vice President, U.S. Bancorp Fund Services, LLC
Born: 1977		term;	(since 2015); Assistant Vice President, U.S. Bancorp
		since 2014	Fund Services, LLC (2011-2015); Manager,
		(other roles	PricewaterhouseCoopers LLP (accounting firm)
		since 2013)	(2005–2011).

Brett M. Wickmann	Assistant	Indefinite	Vice President, U.S. Bancorp Fund Services, LLC
Born: 1982	Treasurer	term;	(since 2017); Assistant Vice President, U.S. Bancorp
		since 2017	Fund Services, LLC (2012-2017).

Elizabeth A. Winske	Assistant	Indefinite	Assistant Vice President, U.S. Bancorp Fund Services,
Born: 1983	Treasurer	term;	LLC (since 2016); Officer, U.S. Bancorp Fund Services,
		since 2017	LLC (2012-2016).

The Statement of Additional Information (”SAI”) includes additional information about the Trustees as is available without charge, upon request, by calling toll free (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.tctl.com.

Premise Capital Frontier Advantage Diversified Tactical ETF

EXPENSE EXAMPLE
For the Six-Months Ended September 30, 2018 (Unaudited)

As a shareholder of Premise Capital Frontier Advantage Diversified Tactical ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2018 – September 30, 2018).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	April 1, 2018	September 30, 2018	During the Period(1)
Actual	$1,000.00	$1,049.40	$3.85
Hypothetical (5% annual	$1,000.00	$1,021.31	$3.80
return before expenses)

(1)
The dollar amounts shown as expenses paid during the period are equal to the annualized period expense ratio, 0.75%, multiplied by the average account value during the six-month period, multiplied by the number of days in the six-month period, 183 days, and divided by the number of days in the most recent twelve-month period, 365 days.

Premise Capital Frontier Advantage Diversified Tactical ETF

FEDERAL TAX INFORMATION
(Unaudited)

For the fiscal year ended September 30, 2018, certain dividends paid by the Fund may be subject to the maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 57.37%.

For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2018 was 42.11%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

FOREIGN TAX CREDIT PASS THROUGH
(Unaudited)

For the year ended September 30, 2018, the Premise Capital Frontier Advantage Diversified Tactical ETF earned foreign source income and paid foreign taxes, which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

Foreign Source	Foreign
Income Earned	Taxes Paid
$118,655	$10,248

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.tctl.us daily.

Premise Capital Frontier Advantage Diversified Tactical ETF

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the SAI.  The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.tctl.us.

Information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.tctl.us.

(This Page Intentionally Left Blank.)

Adviser and Index Provider
Premise Capital, LLC
300 East 5th Avenue, Suite 265
Naperville, Illinois 60563

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Morgan, Lewis, & Bockius, LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Premise Capital Frontier Advantage Diversified Tactical ETF
Symbol – TCTL
CUSIP – 26922A768

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.
A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 9/30/2018	FYE 9/30/2017
Audit Fees	$14,000	$14,000
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$3,000
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 9/30/2018	FYE 9/30/2017
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 9/30/2018	FYE 9/30/2017
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act.  The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, and Janet D. Olsen.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Assistant Treasurer (acting principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. “Filed herewith”

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)  Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002.  Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       ETF Series Solutions

By (Signature and Title)*    /s/Paul Fearday
Paul Fearday, President (principal executive officer)

Date    November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Paul Fearday
Paul Fearday, President (principal executive officer)

Date    November 26, 2018

By (Signature and Title)*    /s/Elizabeth Winske
Elizabeth Winske, Assistant Treasurer (acting principal financial officer)

Date    November 26, 2018